Income taxes - unrecognized non-capital tax losses (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	$ 18,162,912	$ 14,362,398
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	18,162,694	14,322,007
U.S. tax losses for an indefinite period	374,368
Non-capital losses carried forward
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	16,781,229	12,944,882
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	16,891,108	$ 13,014,588
Non-capital losses carried forward | 2029
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	426,995
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	426,995
Non-capital losses carried forward | 2030
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	104,746
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	104,746
Non-capital losses carried forward | 2031
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	478,770
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	478,770
Non-capital losses carried forward | 2032
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	239,462
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	239,462
Non-capital losses carried forward | 2033
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	116,890
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	116,890
Non-capital losses carried forward | 2034
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	81,539
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	81,539
Non-capital losses carried forward | 2035
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	83,953
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	83,953
Non-capital losses carried forward | 2036
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	172,967
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	172,967
Non-capital losses carried forward | 2037
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	950,030
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	950,030
Non-capital losses carried forward | 2038
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	677,480
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	677,480
Non-capital losses carried forward | 2039
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	638,211
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	638,211
Non-capital losses carried forward | 2040
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	669,043
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	665,594
Non-capital losses carried forward | 2041
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	1,282,492
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	1,609,748
Non-capital losses carried forward | 2042
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	1,903,915
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	1,791,728
Non-capital losses carried forward | 2043
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	2,440,570
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	2,370,071
Non-capital losses carried forward | 2044
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	2,677,819
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	2,653,593
Non-capital losses carried forward | 2045
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	3,836,347
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	$ 3,829,335